Supplementary Financial Statement Information (Details) - Schedule of Trade Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable:
Accounts payable	$ 50	$ 75
Payroll and related expenses	354	247
Accrued expenses	364	258
Other	239	228
Total	957	733
In Sweden [Member]
Accounts payable:
Accounts payable	29	16
Overseas [Member]
Accounts payable:
Accounts payable	$ 21	$ 59